Financial Liabilities - Borrowings - Summary of Current and Non - Current Borrowings (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Finance lease liabilities	£ 2	£ 4
Non-current borrowings	674	1,066
Finance lease liabilities	3	4
Current borrowings	46	19
Borrowings	720	1,085
1.875% Euro notes 2021 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	233	463
3.75% US dollar notes 2022 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	92	85
3.25% US dollar notes 2023 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	74	69
1.375% Euro notes 2025 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	273	445
Bank loans and overdrafts [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings	£ 43	£ 15